ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2025	Mar. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 1,814,870	$ 488,338
Accrued liabilities	559,773	292,585
Total	$ 2,374,643	$ 780,923